Property and equipment	12 Months Ended
Dec. 31, 2019
Property and equipment
Property and equipment

7     Property and equipment

Property and equipment consist of the following:

		Research
	Furniture	and
	and	manufacturing	Leasehold	Computer	Computer
	fittings	equipment	improvements	equipment	software	Total
	$	$	$	$	$	$

Year ended December 31, 2018
Opening net book value	134,883	947,588	605,789	37,890	—	1,726,150
Foreign exchange	—	27,208	—	—	—	27,208
Depreciation	(38,318)	(403,554)	(69,282)	(34,847)	—	(546,001)
Closing net book value	96,565	571,242	536,507	3,043	—	1,207,357

At December 31, 2018
Cost	235,169	1,386,692	718,742	212,541	176,462	2,729,606
Accumulated depreciation	(138,604)	(815,450)	(182,235)	(209,498)	(176,462)	(1,522,249)
Net book value	96,565	571,242	536,507	3,043	—	1,207,357

Year ended December 31, 2019
Opening net book value	96,565	571,242	536,507	3,043	—	1,207,357
Foreign exchange	—	(49,954)	—	—	—	(49,954)
Depreciation	(38,318)	(362,041)	(69,283)	(3,043)	—	(472,685)
Closing net book value	58,247	159,247	467,224	—	—	684,718

At December 31, 2019
Cost	235,169	1,386,692	718,742	212,541	176,462	2,729,606
Accumulated depreciation	(176,922)	(1,227,445)	(251,518)	(212,541)	(176,462)	(2,044,888)
Net book value	58,247	159,247	467,224	—	—	684,718